Borrowings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 24,898,156	R$ 23,361,421
Borrowings, current	737,436	1,184,781
Borrowings, noncurrent	24,160,720	22,176,640
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	24,161,801	22,141,580
Borrowings, current	610,922	985,639
Borrowings, noncurrent	23,550,879	21,155,941
Foreign currency | Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	21,930,575	20,082,588
Foreign currency | Export prepayment
Disclosure of detailed information about borrowings [line items]
Borrowings	810,542	781,573
Foreign currency | Export credit notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0	679,895
Foreign currency | Working capital
Disclosure of detailed information about borrowings [line items]
Borrowings	0	883,181
Foreign currency | Working capital
Disclosure of detailed information about borrowings [line items]
Borrowings	48	0
Foreign currency | Investments
Disclosure of detailed information about borrowings [line items]
Borrowings	620,160	0
Foreign currency | Other - SACE
Disclosure of detailed information about borrowings [line items]
Borrowings	1,147,397	0
Foreign currency | Transactions costs
Disclosure of detailed information about borrowings [line items]
Borrowings	(346,921)	(285,657)
Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	736,355	1,219,841
Borrowings, current	126,514	199,142
Borrowings, noncurrent	609,841	1,020,699
Local currency | Export credit notes
Disclosure of detailed information about borrowings [line items]
Borrowings	406,258	0
Local currency | Transactions costs
Disclosure of detailed information about borrowings [line items]
Borrowings	(33)	(4,931)
Local currency | Export credit notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0	508,146
Local currency | BNDES
Disclosure of detailed information about borrowings [line items]
Borrowings	0	31,347
Local currency | BNDES
Disclosure of detailed information about borrowings [line items]
Borrowings	0	22,039
Local currency | BNDES
Disclosure of detailed information about borrowings [line items]
Borrowings	52,081	132,020
Local currency | BNB/FINEP/FUNDES/FINISA/FINAME
Disclosure of detailed information about borrowings [line items]
Borrowings	239,969	486,227
Local currency | FINAME
Disclosure of detailed information about borrowings [line items]
Borrowings	555	2,293
Local currency | Fundo de Desenvolvimento do Nordeste (FDNE)
Disclosure of detailed information about borrowings [line items]
Borrowings	37,099	42,045
Local currency | Other
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 426	R$ 655